Federated Hermes Short Duration High Yield ETF Investment Strategy - Federated Hermes Short Duration High Yield ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in a diversified portfolio of U.S. dollar-denominated, high-yield, fixed-income instruments. Such investments may include high-yield corporate bonds (also known as “junk bonds”) and floating rate term loans, each of which may be issued by U.S. or foreign, including developed and emerging markets, businesses. The Fund may also invest in other loan (and loan-related) instruments, including bank loans, covenant-lite loans, and syndicated loans. The Fund may also invest in collateralized loan obligations (CLOs), a type of asset-backed security. To pursue the Fund’s investment strategy, the Fund’s investment adviser (the “Adviser”) can invest in instruments directly or through investing in other investment companies, including, for example, affiliated funds advised by the Adviser or its affiliates (“Underlying Funds”). The Adviser selects instruments, including securities, that it believes have attractive risk-return characteristics. The Adviser’s investment selection process includes an analysis of the issuer’s financial condition, business and product strength, competitive position and management expertise. The Adviser does not limit the Fund’s investments to a particular maturity range. The Adviser may lengthen or shorten duration of the portfolio from time to time based on its interest rate outlook, but, under normal market conditions, the Fund’s dollar-weighted average effective duration is expected to be less than three years. The Fund may invest in derivative contracts, in particular, futures contracts, option contracts and swap contracts, which may result in leverage, to implement its investment strategies as more fully described in the Fund’s Prospectus. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in investments rated below investment grade. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.